Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	$ 117,776	$ 74,004
Current derivative financial assets	1,272	640
Current derivative financial liabilities	0	(51)
Financial assets	404,975	294,875
Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	0	0
Current derivative financial liabilities	0	0
Financial assets	117,776	74,004
Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current derivative financial assets	1,272	640
Current derivative financial liabilities	0	(51)
Financial assets	50,039	41,392
Short-term investments [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	117,776	74,004
Short-term investments [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Short-term investments	0	0
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	48,767	40,803
Trade receivables from provisional concentrate sales [member] | Level 1 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Trade receivables from provisional concentrate sales [member] | Level 2 [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 48,767	$ 40,803